                       File No. 333-37253

               Investment Company Act No. 811-5065

             Filer: DEAN WITTER SELECT EQUITY TRUST

               SELECT 5 INDUSTRIAL PORTFOLIO 97-6

               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                 POST-EFFECTIVE AMENDMENT NO. 1
                               TO
                            FORM S-6

          For Registration Under the Securities Act of 1933 of
Securities of Unit Investment Trusts Registered on Form N-8B-2A.

          A.   Exact name of Trust:

               DEAN WITTER SELECT EQUITY TRUST, SELECT 5
               INDUSTRIAL PORTFOLIO 97-6

          B.   Name of Depositor:

               DEAN WITTER REYNOLDS INC.

          C. Complete address of Depositor's principal executive office:

               DEAN WITTER REYNOLDS INC.
               Two World Trade Center
               New York, New York  10048

          D.   Name and complete address of agent for service:


               MR. MICHAEL D. BROWNE
               DEAN WITTER REYNOLDS INC.
               Unit Trust Department
               Two World Trade Center - 59th Floor
               New York, New York  10048

               Copy to:

               KENNETH W. ORCE, ESQ.
               CAHILL GORDON & REINDEL
               80 Pine Street
               New York, New York  10005

                    It is proposed that this filing will become effective (check appropriate box)

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                         [ ] immediately upon filing pursuant to
                                   paragraph (b)

                         [ ] on (date) pursuant to paragraph (b)

                         [ ] 60 days after filing pursuant to
                              paragraph (a)(1)

                         [x] on December 1, 1997 pursuant to
                              paragraph (a)(1) of rule 485)

                         [ ] this post-effective amendment desig
                              nates a new effective date for a
                              previously filed post-effective
                              amendment.

                DEAN WITTER SELECT EQUITY TRUST,
               SELECT 5 INDUSTRIAL PORTFOLIO 97-6

                      Cross Reference Sheet

             Pursuant to Rule 404(c) of Regulation C
                under the Securities Act of 1933

          (Form N-8B-2 Items required by Instruction 1
                  as to Prospectus on Form S-6)

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus

     I.  ORGANIZATIONAL AND GENERAL INFORMATION

 1.  (a)  Name of Trust                ) Front Cover
     (b)  Title of securities issued   )

 2.  Name and address of Depositor     ) Table of Contents

 3.  Name and address of Trustee       ) Table of Contents

 4.  Name and address of principal     ) Table of Contents
     Underwriter                       )

 5.  Organization of Trust             ) Introduction

 6.  Execution and termination of In-  ) Introduction; Amend-
     denture                           ) ment and Termination
                                       ) of the Indenture

 7.  Changes of name                   ) Included in Form
                                       ) N-8B-2

 8.  Fiscal Year                       ) Included in Form
                                       ) N-8B-2

 9.  Litigation                        ) *

     II.  GENERAL DESCRIPTION OF THE TRUST
          AND SECURITIES OF THE TRUST

10.  General Information regarding     )
     Trust's Securities and Rights of  )
     Holders                           )

     (a)  Type of Securities           ) Rights of Unit Hold-
          (Registered or Bearer)       ) ers

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus

     (b)  Type of Securities           ) Administration of the
          (Cumulative or Distribu-     ) Trust-Distribution
          tive)                        )

     (c)  Rights of Holders as to      ) Redemption; Public
          withdrawal or redemption     ) Offering of Units-
                                       ) Secondary Market

     (d)  Rights of Holders as to      ) Public Offering of
          conversion, transfer, par-   ) Units - Secondary
          tial redemption and similar  ) Market; Exchange Op-
          matters                      ) tion; Redemption;
                                       ) Rights of Unit Hold-
                                       ) ers - Certificates

     (e)  Lapses or defaults with re-  ) *
          spect to periodic payment    )
          plan certificates            )

     (f)  Voting rights as to Securi-  ) Rights of Unit Hold-
          ties under the Indenture     ) ers - Certain Limita-
                                       ) tions; Amendment and
                                       ) Termination of the
                                       ) Indenture

     (g)  Notice to Holders as to      )
          change in                    )

          (1)  Composition of assets   ) Administration of the
               of Trust                ) Trust - Reports to
                                       ) Unit Holders; The
                                       ) Trust - Summary De-
                                       ) scription of the
                                       ) Portfolios
          (2)  Terms and Conditions    ) Amendment and Termi-
               of Trust's Securities   ) nation of the Inden-
                                       ) ture

          (3)  Provisions of Inden-    ) Amendment and Termi-
               ture                    ) nation of the Inden-
                                       ) ture

          (4)  Identity of Depositor   ) Sponsor; Trustee
               and Trustee             )

     (h)  Security Holders Consent     )
          required to change           )

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus

       (1)  Composition of assets of   ) Amendment and Termi-
            Trust                      ) nation of the Inden-
                                       ) ture
       (2)  Terms and conditions of    ) Amendment and Termi-
            Trust's Securities         ) nation of the Inden-
                                       ) ture
       (3)  Provisions of Indenture    ) Amendment and Termi-
                                       ) nation of the Inden-
                                       ) ture
       (4)  Identity of Depositor and  ) *
            Trustee                    )

       (i)  Other principal features   ) Cover of Prospectus;
            of the Trust's Securities  ) Tax Status

11.  Type of securities comprising     ) The Trust - Summary
     units                             ) Description of the
                                       ) Portfolios; Objec-
                                       ) tives and Securities
                                       ) Selection; The Trust
                                       ) - Special Considera-
                                       ) tions

12.  Type of securities comprising     ) *
     periodic payment certificates     )

13.  (a)  Load, fees, expenses, etc.   ) Summary of Essential
                                       ) Information; Public
                                       ) Offering of Units -
                                       ) Public Offering
                                       ) Price; - Profit of
                                       ) Sponsor; - Volume
                                       ) Discount; Expenses
                                       ) and Charges

     (b)  Certain information regard-  ) *
          ing periodic payment cer-    )
          tificates                    )

     (c)  Certain percentages          ) Summary of Essential
                                       ) Information; Public
                                       ) Offering of Units -
                                       ) Public Offering
                                       ) Price; - Profit of
                                       ) Sponsor; - Volume
                                       ) Discount

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus

     (d)  Price differentials          ) Public Offering of
                                       ) Units - Public Offer-
                                       ) ing Price

     (e)  Certain other loans, fees,   ) Rights of Unit Hold-
          expenses, etc. payable by    ) ers - Certificates
          holders                      )

     (f)  Certain profits receivable   ) Redemption - Purchase
          by depositor, principal un-  ) by the Sponsors of
          derwriters, trustee or af-   ) Units Tendered for
          filiated persons             ) Redemption

     (g)  Ratio of annual charges to   ) *
          income                       )

14.  Issuance of trust's securities    ) Introduction; Rights
                                       ) of Unit Holders -
                                       ) Certificates

15.  Receipt and handling of payments  ) Public Offering of
     from purchasers                     Units - Profit of
                                         Sponsor

16.  Acquisition and disposition of    ) Introduction; Amend-
     underlying securities             ) ment and Termination
                                       ) of the Indenture; Ob-
                                       ) jectives and Securi-
                                       ) ties Selection; The
                                       ) Trust - Summary De-
                                       ) scription of the
                                       ) Portfolio; Sponsor -
                                       ) Responsibility

17.  Withdrawal or redemption          ) Redemption; Public
                                       ) Offering of Units -
                                       ) Secondary Market

18.  (a)  Receipt and disposition of   ) Administration of the
          income                       ) Trust; Reinvestment
                                       ) Programs

     (b)  Reinvestment of distribu-    ) Reinvestment Programs
          tions                        )

     (c)  Reserves or special fund     ) Administration of the
                                       ) Trust - Distribution

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus

     (d)  Schedule of distribution     ) *

19.  Records, accounts and report      ) Administration of the
                                       ) Trust-Records and Ac-
                                       ) counts; - Reports to
                                       ) Unit Holders

20.  Certain miscellaneous provisions  ) Amendment and Termi-
     of trust agreement                ) nation of the Inden-
                                       ) ture; Sponsor - Limi-
                                       ) tation on Liability -
                                       ) Resignation; Trustee
                                       ) - Limitation on Li-
                                       ) ability - Resignation

21.  Loans to security holders         ) *

22.  Limitations on liability of de-   ) Sponsor, Trustee;
     positor, trustee, custodian,      ) Evaluator - Limita-
     etc.                              ) tion on Liability

23.  Bonding arrangements              ) Included in Form N-
                                       ) 8B-2

24.  Other material provisions of      ) *
     trust agreement                   )

     III.  ORGANIZATION PERSONNEL AND
           AFFILIATED PERSONS OF DEPOSITOR

25.  Organization of Depositor         ) Sponsor

26.  Fees received by Depositor        ) Expenses and Charges
                                       ) - fees; Public Offer-
                                       ) ing of Units - Profit
                                       ) of Sponsor

27.  Business of Depositor             ) Sponsor and Included
                                       ) in Form N-8B-2

28.  Certain information as to offi-   ) Included in Form
     cials and affiliated persons of   ) N-8B-2
     Depositor                         )

29.  Voting securities of Depositor    ) Included in Form
                                       ) N-8B-2

30.  Persons controlling Depositor     ) *

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus

31.  Compensation of Officers and Di-  ) *
     rector of Depositor               )

32.  Compensation of Directors of De-  ) *
     positor                           )

33.  Compensation of employees of De-  ) *
     positor                           )

34.  Remuneration of other persons     ) *
     for certain services rendered to  )
     trust
     IV.  DISTRIBUTION AND REDEMPTION OF SECURITIES

35.  Distribution of trust's securi-   ) Public Offering of
     ties by states                    ) Units - Public Dis-
                                       ) tribution

36.  Suspension of sales of trust's    ) *
     securities                        )

37.  Revocation of authority to dis-   ) *
     tribute                           )

38.  (a)  Method of distribution       ) Public Offering of
     (b)  Underwriting agreements      ) Units
     (c)  Selling agreements           )

39.  (a)  Organization of principal    ) Sponsor
          underwriter                  )
     (b)  N.A.S.D. membership of       )
          principal underwriter        )

40.  Certain fees received by princi-  ) Public Offering of
     pal underwriter                   ) Units - Profit of
                                       ) Sponsor

41.  (a)  Business of principal un-    ) Sponsor
          derwriter                    )
     (b)  Branch offices of principal  ) *
          underwriter                  )
     (c)  Salesman of principal un-    ) *
          derwriter                    )

42.  Ownership of trust's securities   ) *
     by certain persons                )

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus

43.  Certain brokerage commissions     ) *
     received by principal under-      )
     writer                            )

44.  (a)  Method of valuation          ) Public Offering of
                                       ) Units
     (b)  Schedule as to offering      ) *
          price                        )
     (c)  Variation in offering price  ) Public Offering of
          to certain persons           ) Units - Volume Dis-
                                       ) count; Exchange op-
                                       ) tion

45.  Suspension of redemption rights   ) *

46.  (a)  Redemption valuation         ) Public Offering of
                                       ) Units  -Secondary
                                       ) Market; Redemption
     (b)  Schedule as to redemption    ) *
          price                        )

47.  Maintenance of position in un-    ) See items 10(d), 44
     derlying securities               ) and 46

     V. INFORMATION CONCERNING THE
        TRUSTEE OR CUSTODIAN

48.  Organization and regulation of    ) Trustee
     Trustee                           )

49.  Fees and expenses of Trustee      ) Expenses and Charges

50.  Trustee's lien                    ) Expenses and Charges

     VI.  INFORMATION CONCERNING INSURANCE OF
          HOLDERS OF SECURITIES

51.  (a)  Name and address of Insur-   ) *
          ance Company                 )
     (b)  Type of policies             ) *
     (c)  Type of risks insured and    ) *
          excluded                     )
     (d)  Coverage of policies         ) *
     (e)  Beneficiaries of policies    ) *
     (f)  Terms and manner of cancel-  ) *
          lation                       )
     (g)  Method of determining pre-   ) *
          miums                        )

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus

     (h)  Amount of aggregate premi-   ) *
          ums paid                     )
     (i)  Persons receiving any part   ) *
          of premiums                  )
     (j)  Other material provisions    ) *
          of the Trust relating to     )
          insurance                    )

     VII.  POLICY OF REGISTRANT

52.  (a)  Method of selecting and      ) Introduction Objec-
          eliminating securities from  ) tives and Securities
          the Trust                    ) Selection; The Trust
                                       ) - Summary Description
                                       ) of the Portfolio
                                       ) Sponsor - Responsi-
                                       ) bility

     (b)  Elimination of securities    ) *
          from the Trust               )

     (c)  Substitution and elimina-    ) Introduction Objec-
          tion of securities from the  ) tives and Securities
          Trust                        ) Selection; Sponsor -
                                       ) Responsibility

     (d)  Description of any funda-    ) *
          mental policy of the Trust   )

53.  Taxable status of the Trust       ) Cover of Prospectus;
                                       ) Tax Status

     VIII.  FINANCIAL AND STATISTICAL INFORMATION

54.  Information regarding the         ) *
     Trust's past ten fiscal years     )

55.  Certain information regarding     ) *
     periodic payment plan certifi-    )
     cates                             )

56.  Certain information regarding     ) *
     periodic payment plan certifi-    )
     cates                             )

57.  Certain information regarding     ) *
     periodic payment plan certifi-    )
     cates                             )

Form N-8B-2                              Form S-6
Item Number                              Heading in Prospectus

58.  Certain information regarding     ) *
     periodic payment plan certifi-    )
     cates                             )

59.  Financial statements              ) Statement of Finan-
     (Instruction 1(c) to Form S-6)    ) cial Condition

                     DEAN WITTER SELECT EQUITY TRUST,

                    SELECT 5 INDUSTRIAL PORTFOLIO 97-6

     SUPPLEMENT TO PROSPECTUS DATED NOVEMBER  12, 1997



          The Sponsor may offer Unit Holders the ability to _rollover_ their Units of the Trust for Units of a subsequent se-ries as set forth below. If such feature is offered, the follow-ing structure will be implemented.

Additional Termination Alternative
          Unit Holders desiring to exchange their interests in units of the Trust (_Terminating Trust_) during the rollover pe-riod (approximately one month prior to the termination of the Trust) for Units of a newly created series of Dean Witter Select Equity Trust, Select 5 Industrial Portfolio (_New Trust_) may do so by so advising their account executive. Such exchange will be effected by an in-kind redemption from the Terminating Trust and subsequent in-kind deposit with the Trustee of the New Trust, as follows:

          The number and types of securities constituting a Unit of the New Trust will be deposited in-kind in the New Trust by The Chase Manhattan Bank acting as agent on behalf of a Unit
Holder (the _Agent_) in connection with the creation of a Unit of the New Trust. Certain of the stocks contained in the Terminat-ing Trust are likely to be included in the portfolio of the New Trust (_Duplicated Stocks_). A Unit Holder in the Terminating
Trust electing to receive his interest in such Terminating Trust in-kind and desiring to purchase Units in the New Trust by an in-kind contribution to the New Trust would direct the Agent to carry out the transactions necessary to consummate the in-kind deposit. The Agent would be authorized to receive the Unit
Holder's in-kind distribution from the Terminating Trust and to assemble and deposit, on the Unit Holder's behalf, the package of stocks needed to make up a Unit in the New Trust. Such assembly and deposit would include an in-kind contribution to the New
Trust of an appropriate amount of the Unit Holder's interest in Duplicated Stocks. Securities distributed in-kind from the Ter-minating Trust not required to make up a Unit in the New Trust would be sold by the Agent with the cash proceeds of each sale utilized by the Agent to purchase the stocks, other than the Du-plicated Stocks, necessary to constitute a Unit of the New Trust. The proceeds of such sales will be reduced and the cost of such purchases will be increased by any applicable brokerage commis-sions. If additional cash is needed to purchase stocks, such cash would be paid to the Agent by the Unit Holder. Any cash not used to make up a Unit in the New Trust would be distributed to the Unit Holder. Fractional interests received from the Terminating Trust will be sold by the Agent with the cash proceeds of such sale used to purchase securities for deposit in the New Trust or, if not so utilized, distributed to the Unit Holder. Upon receipt of the in-kind deposit, the Trustee will issue the appropriate num-ber of Units in the New Trust to the Unit Holder on whose behalf the Agent acted. Units acquired pursuant to an in-kind deposit into a New Trust by a Unit Holder of a Terminating Trust will not be subject to an Initial Sales Charge but only subject to a De-ferred Sales Charge.

          The ability to purchase Units of the New Trust by the deposit of securities in-kind will also be offered to persons who were not Unit Holders in a Terminating Trust and any such person may contribute whole shares in-kind to a New Trust. Such person will be required to pay the Initial Sales Charge to the Sponsor in connection with the in-kind purchase of Units, which Units will be subject to a Deferred Sales Charge.

          The receipt in-kind from the Terminating Trust and the deposit in the New Trust of the Duplicated Stocks will not be a taxable event to a Unit Holder. The sale of the non-Duplicated Stocks by the Agent will be a taxable event to Unit Holders.

Tax Status

          The receipt in-kind from the Terminating Trust and the deposit in the New Trust of the Duplicated Stocks will not be a taxable event to a Unit Holder. The Unit Holder's basis in such Duplicated Stocks will be the Unit Holder's basis in such securi-ties prior to the distribution from the Terminating Trust. To the extent securities received in-kind are not Duplicated Stocks, upon the sale by the Agent on behalf of the Unit Holder of such securities, a Unit Holder will have a taxable gain or loss, which will be a capital gain or loss except in the case of a dealer.

          The Sponsor may offer Unit Holders this additional ter-mination alternative, however, the Sponsor reserves the right in its sole discretion to decline to offer such alternative for any reason. If the Sponsor determines to offer such alternative, it will notify Unit Holders who will then notify the Sponsor whether they wish to participate.

Redemption of Units
          The Trustee will redeem Units in kind. A Unit Holder will be able to receive in-kind an amount per Unit equal to the

Redemption Price per Unit as determined as of the day of tender. In kind distributions (the _In Kind Distribution_) to Unit Hold-ers will take the form of whole shares of Securities. Cash will be distributed by the Agent in lieu of fractional shares. The whole shares, fractional shares and cash distributed to the Agent will aggregate an amount equal to the Redemption Price per Unit.

          Distributions in kind on redemption of Units shall be held by The Chase Manhattan Bank, as the Distribution Agent, whom each Unit Holder shall be deemed to have designated as his agent upon purchase of a Unit, for the account, and for disposition in accordance with the instructions of, the tendering Unit Holder as follows:

          (a) The Distribution Agent shall sell the In Kind Dis-tribution as of the close of business on the date of tender or as soon thereafter as possible and remit to the Unit Holder not later than seven calendar days thereafter the net proceeds of sale, after deducting brokerage commissions and transfer taxes, if any, on the sale unless the tendering Unit Holder requests a distribution of the Securities as set forth in paragraph (b) be-low. The Distribution Agent may sell the Securities through the Sponsor, and the Sponsor may charge brokerage commissions on those sales.

          (b) If the tendering Unit Holder requests distribution in kind and tenders Units with a value in excess of $250,000, the Agent shall sell any portion of the In Kind Distribution repre-sented by fractional interests in shares in accordance with the foregoing and distribute the net cash proceeds plus any other distributable cash to the tendering Unit Holder together with certificates or book-entry credit to the account of the Unit Holder at the Sponsor representing whole shares of each of the Securities comprising the In Kind Distribution.

          The $250,000 threshold will not apply to redemptions in-kind in connection with a rollover or on an In-Kind Distribu-tion Date in connection with the termination of the Trust.

Termination

          Unit Holders may elect to receive their termination distributions in respect of their Units either in cash or in-kind. Unit Holders electing to receive a distribution in-kind will receive such distribution on the In-Kind Distribution Date.

                DEAN WITTER SELECT EQUITY TRUST,
               SELECT 5 INDUSTRIAL PORTFOLIO 97-6

  The prospectus dated November 3, 1997, File No. 333-37253, is hereby incorporated by reference herein.

   PART II.  ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

               CONTENTS OF REGISTRATION STATEMENT

          This registration statement on Form S-6 comprises the following documents:

          The facing sheet.

          The Cross Reference Sheet.

          The Prospectus.

          The signatures.


          Written consents of the following persons:

               . Cahill Gordon & Reindel (included in Exhibit 5)
               . Deloitte & Touche LLP

The following Exhibits:

 ****EX-3(i)   Certificate of Incorporation of Dean Witter
               Reynolds Inc.

****EX-3(ii)   By-Laws of Dean Witter Reynolds Inc.

     *EX-4.1 Trust Indenture and Agreement, dated Janu-ary 22, 1991.

    ***EX-4.2  Reference Trust Agreement dated October 31,
               1997.

 *****EX-4.3   Amendment dated July 18, 1995 to Trust Inden-
               ture and Agreement dated January 27, 1991.

      ***EX-5 Opinion of counsel as to the legality of the securities being registered.

   ***EX-23.1  Consent of Independent Auditors.

   ***EX-23.2  Consent of Cahill Gordon & Reindel (included in
               Exhibit 5).

 ***EX-24 Powers of Attorney executed by a majority of the Board of Directors of Dean Witter Reynolds
               Inc.

  ***EX-27     Financial Data Schedule.

    EX-99 Information as to Officers and Directors of Dean Witter Reynolds Inc. is incorporated by reference to Schedules A and D of Form BD filed by Dean Witter Reynolds Inc. pursuant to Rules 15b1-1 and 15b3-1 under the Securities Exchange Act of 1934 (1934 Act File No. 8-14172).
_________________________

* Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement of Dean Witter Se-lect Equity Trust, Selected Opportunities Series 18, Reg-istration no. 33-50105.

***   Previously filed.

**** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement of Sears Tax-Exempt Investment Trust, Insured Long Term Series 33 and Long Term Municipal Portfolio Series 106, Registration numbers 33-38086 and 33-37629, respectively.

***** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement of Dean Witter Se-lect Equity Trust, Select 5 Industrial Portfolio 95-3, Registration No. 33-60121.

                           SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Equity Trust, Select 5 Industrial Portfolio 97-6, has duly caused this Post-effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York and State of New York on the 10th day of Novem-ber, 1997.

                              DEAN WITTER SELECT EQUITY TRUST,
                              SELECT 5 INDUSTRIAL PORTFOLIO 97-6
                              (Registrant)

                              By:  Dean Witter Reynolds Inc.
                                   (Depositor)



                                   Thomas Hines
                                   Thomas Hines
                                   Authorized Signatory

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor by the following person in the following capacities and by the following persons who constitute a majority of the De-positor's Board of Directors in the City of New York, and State of New York, on this 10th day of November, 1997.

Name                           Office

Philip J. Purcell             Chairman & Chief  )
                              Executive Officer )
                              and Director*)
Richard M. DeMartini          Director
Robert J. Dwyer               Director
Christine A. Edwards          Director
Charles A. Fiumefreddo        Director
James F. Higgins              Director
Mitchell M. Merin             Director
Stephen R. Miller             Director
Richard F. Powers III         Director
Thomas C. Schneider           Director
William B. Smith              Director

                                   By:  Thomas Hines
                                        Thomas Hines
                                        Attorney-in-fact*


* Executed copies of the Powers of Attorney of the Board Mem-bers listed below have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Se-lect Equity, Select 10 Industrial Portfolio 97-1, File
     No. 333-16839, Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499 and the Regis-tration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 International Series 95-1, File No. 33-56389.